Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating and formation costs	$ 604,684	$ 960,044	$ 1,859,846	$ 4,655,422	$ 5,747,453	$ 1,670,335
Income (Loss) from operations	(604,684)	(960,044)	(1,859,846)	(4,655,422)	(5,747,453)	(1,670,335)
Other income:
Change in fair value of warrant liabilities	1,274	(9,100)	(8,100)	(15,470)	8,873	233,870
Interest earned on cash and marketable securities held in Trust Account	69,716	103,460	217,873	331,985
Interest income on cash and investments held in Trust Account					427,781	3,305,765
Total other income	70,990	94,360	209,773	316,515	436,654	3,539,635
(Loss) Income before provision for income taxes	(533,694)	(865,684)	(1,650,073)	(4,338,907)	(5,310,799)	1,869,300
Provision for income taxes	(32,101)	(20,299)	(62,635)	(60,141)	(78,830)	(638,962)
Net loss	$ (565,795)	$ (885,983)	$ (1,712,708)	$ (4,399,048)	$ (5,389,629)	$ 1,230,338
Common Class A [Member]
Other income:
Earnings Per Share, Basic	$ (0.05)	$ (0.07)	$ (0.14)	$ (0.36)	$ (0.45)	$ 0.03
Earnings Per Share, Diluted	$ (0.05)	$ (0.07)	$ (0.14)	$ (0.36)	$ (0.45)	$ 0.03
Weighted Average Number of Shares Outstanding, Basic	579,186	766,064	617,990	925,369	880,992	27,696,716
Weighted Average Number of Shares Outstanding, Diluted	579,186	766,064	617,990	925,369	880,992	27,696,716
Common Class B And Non Redeemable Class A Common Stock [Member]
Other income:
Earnings Per Share, Basic	$ (0.05)	$ (0.07)	$ (0.14)	$ (0.36)	$ (0.45)	$ 0.03
Earnings Per Share, Diluted	$ (0.05)	$ (0.07)	$ (0.14)	$ (0.36)	$ (0.45)	$ 0.03
Weighted Average Number of Shares Outstanding, Basic	11,213,333	11,213,333	11,213,333	11,213,333	11,213,333	11,213,333
Weighted Average Number of Shares Outstanding, Diluted	11,213,333	11,213,333	11,213,333	11,213,333	11,213,333	11,213,333